Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jun. 30, 2015	Jan. 31, 2015
C000028524
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 30,222	$ 26,865	$ 24,421	$ 22,846	$ 32,840	$ 23,175	$ 19,481	$ 17,251	$ 12,844	$ 10,504	$ 11,354		$ 10,000
C000028521
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 28,231	25,126	22,897	21,473	30,946	21,893	18,447	16,378	12,223	10,020	10,859		9,575
C000028523
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 27,347	24,432	22,436	21,199	30,776	21,937	18,626	16,661	12,528	10,344	11,296		10,000
C000028527
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 30,296	26,929	24,473	22,882	32,879	23,206	19,503	17,272	12,861	10,516	11,354		10,000
C000028526
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 29,510	26,258	23,927	22,495	32,386	22,902	19,285	17,109	12,765	10,468	11,337		10,000
C000028525
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 28,447	25,370	23,204	21,827	31,560	22,420	18,962	16,900	12,663	10,416	11,320		10,000
C000159958
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 26,757	23,773	21,586	20,169	28,956	20,419	17,146	15,169	11,285	9,216	9,942	$ 10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 36,297	32,963	26,986	23,878	25,040	18,351	16,391	15,179	13,059	11,253	10,655		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,780	31,584	25,857	22,879	23,993	17,584	15,706	14,544	12,512	10,783	10,210	10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 22,985	21,862	19,381	17,370	22,611	16,036	15,129	15,315	12,460	10,581	11,173		10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 22,985	21,862	19,381	17,370	22,611	16,036	15,129	15,315	12,460	10,581	11,173		10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 22,985	21,862	19,381	17,370	22,611	16,036	15,129	15,315	12,460	10,581	11,173		10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 22,985	21,862	19,381	17,370	22,611	16,036	15,129	15,315	12,460	10,581	11,173		10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 22,985	21,862	19,381	17,370	22,611	16,036	15,129	15,315	12,460	10,581	11,173		10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 22,985	21,862	19,381	17,370	22,611	16,036	15,129	15,315	12,460	10,581	11,173		$ 10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 20,655	$ 19,646	$ 17,417	$ 15,609	$ 20,319	$ 14,411	$ 13,595	$ 13,763	$ 11,197	$ 9,508	$ 10,041	$ 10,000